Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2020				$ 20	$ 15,713,997	$ (17,906,286)	$ (449,331)	$ (2,641,600)
Balance, shares at Dec. 31, 2020	[1]			20,000,000
Net income (loss)						(232,624)		(232,624)
Foreign currency translation adjustment							(123,182)	(123,182)
Balance at Dec. 31, 2021				$ 20	15,713,997	(18,138,910)	(572,513)	(2,997,406)
Balance, shares at Dec. 31, 2021	[1]			20,000,000
Net income (loss)						3,525,200		3,525,200
Foreign currency translation adjustment							313,699	313,699
Receipt related to allotment of ordinary shares					500,000			500,000
Release upon disposal of subsidiaries							277,595	277,595
Balance at Dec. 31, 2022				$ 20	16,213,997	(14,613,710)	18,781	1,619,088
Balance, shares at Dec. 31, 2022	[1]			20,000,000
Net income (loss)						(6,594,442)		(6,594,442)
Foreign currency translation adjustment							259,131	259,131
Restructuring of share class				(20)	20
Restructuring of share class, shares	[1]	18,000,000	2,000,000
Share-based compensation					861,551			861,551
Proceeds from IPO offering, net		$ 8,047,695						8,047,695
Proceeds from IPO offering, net, shares	[1]	2,000,000
Balance at Dec. 31, 2023		$ 8,047,695			$ 17,075,568	$ (21,208,152)	$ 277,912	$ 4,193,023
Balance, shares at Dec. 31, 2023	[1]	20,000,000	2,000,000

[1]	Less than $1